STONE HARBOR INVESTMENT FUNDS

Supplement dated December 6, 2012 to the Statement of Additional Information dated September 30, 2012, as supplemented October 29, 2012

The section titled “OFFICERS” under the heading “TRUSTEES AND OFFICERS” on pages 47-50 of the Statement of Additional Information is replaced in entirety with the following:

OFFICERS

Name and Age	Positionwiththe Trust	Term of OfficeAnd Length ofTime Served(1)	Principal Occupation(s) During Past 5 Years
Peter J. Wilby Age: 53	President	Since June 21,2007

Co-portfolio manager of the Funds; since April 2006, Chief Investment Officer of Stone Harbor Investment Partners LP; prior to April 2006, Chief Investment Officer – North American Fixed Income at Citigroup Asset Management; joined Citigroup or its predecessor firms in 1989.

Dan Berkery Age: 45	ExecutiveVicePresident	Since September 27,2010

Co-portfolio manager of High Yield Bond Fund; Since June 2010, Portfolio Manager of Stone Harbor; Prior to June 2010, Executive Director, Portfolio Manager for convertible bond securities at UBS O’Conner; Joined UBS O’Conner in 2000.

Pablo Cisilino Age: 44	ExecutiveVicePresident	Since June 21, 2007

Co-portfolio manager of Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund; since July 2006, Portfolio Manager of Stone Harbor Investment Partners LP; from June 2004 to July 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc; prior to June 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; joined Goldman Sachs in 1994.

James E. Craige Age: 44	ExecutiveVicePresident	Since June 21, 2007

Co-portfolio manager of Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund; since April 2006, Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 2006, Managing Director and Senior Portfolio Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1992.

David A. Oliver Age: 53	ExecutiveVicePresident	Since September 29,2008

Co-portfolio manager of Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund; Since June 2008, Portfolio Manager of Stone Harbor Investment Partners LP; from 1986 to June 2008, Managing Director in Emerging Market sales and trading at Citigroup.

Marianne Rossi Age: 52	Executive VicePresident	Since September 27, 2010

Co-portfolio manager of High Yield Bond Fund; Since

June 2010, Portfolio Manager of Stone Harbor; From October 2007 to June 2010, Senior Portfolio Manager for US and global high yield strategies at Fischer Francis Tree & Watts/BNP Paribas Asset Management; From December 2006 to October 2007, Chief Investment Officer, Head of Global High Yield and Senior Portfolio Manager at BNY Asset Management; Prior to December 2006; Head of Global High Yield and Senior Portfolio Manager at UBS Global Asset Management; Joined UBS Global Asset Management in 2000.

Jeffrey S. Scott Age: 51	ChiefComplianceOfficer	Since June 21,2007

Since April 2006, Chief Compliance Officer of Stone Harbor Investment Partners LP; from October 2006 to March 2007, Director of Compliance, New York Life Investment Management LLC; from July 1998 to September 2006, Chief Compliance Officer, Salomon Brothers Asset Management Inc.

James J. Dooley Age: 56	Treasurer	Since June 21,2007

Since April 2006, Head of Operations, Technology and Finance of Stone Harbor Investment Partners LP; from August 2004 to March 2006, Senior Operations Manager of Institutional Asset Management, Citigroup Asset Management; from October 2002 to August 2004, Managing Director, Global Operations & Application Development, AIG Global Investment Group; from May 2001 to September 2002, President and Chief Operating Officer, Financial Technologies International.

Adam J. Shapiro Age: 48	Secretary/Anti-MoneyLaunderingOfficer	Since June 21,2007

Since April 2006, General Counsel of Stone Harbor Investment Partners LP; from April 2004 to March 2006, General Counsel, North American Fixed Income, Salomon Brothers Asset Management Inc.; from August 1999 to March 2004, Director of Product and Business Development, Citigroup Asset Management.

(1)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

None of the Independent Trustees or their immediate family members owns securities in the Adviser or Distributor, nor do they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor.

The section titled “OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS” under the heading “PORTFOLIO MANAGERS” on pages 58-59 of the Statement of Additional Information is replaced in entirety with the following:

The table below identifies, as of August 31, 2012, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Unless noted otherwise, none of the accounts shown were subject to fees based on performance.

Portfolio Manager	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
Peter Wilby, CFA	9	$2,810,212,993	25 [1]	$13,810,564,950	102 [4]	$31,420,011,656
James Craige, CFA	7	$2,321,410,365	18 [2]	$12,842,927,845	78 [5]	$26,717,161,770
Pablo Cisilino	7	$2,321,410,365	18 [2]	$12,842,927,845	78 [5]	$26,717,161,770
Angus Halkett, CFA	7	$2,321,410,365	18 [2]	$12,842,927,845	78 [5]	$26,717,161,770
David Oliver, CFA	7	$2,321,410,365	18 [2]	$12,842,927,845	78 [5]	$26,717,161,770
Marianne Rossi, CFA	2	$488,802,629	7 [3]	$967,637,104	23 [6]	$4,702,849,886
Dan Berkery, CFA	2	$488,802,629	7 [3]	$967,637,104	23 [6]	$4,702,849,886
Catherine Nolan	2	$488,802,629	7 [3]	$967,637,104	23 [6]	$4,702,849,886

# of Accounts does not include investors in Stone Harbor’s pooled vehicles.

1 One pooled investment vehicle contains one account of total market value $241,360,551 that is subject to a performance-based advisory fee. Two segregated accounts are also subject to a performance-based fee with a total market value of $830,380,058.

2 One pooled investment vehicle contains a portion of one client’s account (market value $100,528,805) which is subject to a performance-based advisory fee. Two segregated accounts are also subject to a performance-based fee with a total market value of $830,380,058.

3 One pooled investment vehicle contains a portion of one client’s account (market value $140,831,746) which is subject to a performance-based advisory fee.

4 Eight segregated acccounts with a total market value of $2,512,892,200 are subject to a performance-based advisory fee.

5 Six segregated accounts with a total market value of $2,092,789,266 are subject to a performance-based advisory fee.

6 Two segregated accounts with a total market value of $560,934,680 are subject to a performance-based advisory fee.

The section titled “PORTFOLIO MANAGER SECURITIES OWNERSHIP” under the heading “PORTFOLIO MANAGERS” on pages 60-61 of the Statement of Additional Information is replaced in entirety with the following:

The table below identifies ownership of Fund securities by each portfolio manager as of May 31, 2012.

FUND	PORTFOLIO MANAGER(S)	DOLLAR RANGE OF OWNERSHIP OF SECURITIES

Emerging Markets Debt Fund	Peter J. Wilby	None

	Pablo Cisilino	None

	James E. Craige	None

	David A. Oliver	None

	Angus Halkett	None

	William Perry	None

High Yield Bond Fund	Peter J. Wilby	None

	Dan Berkery	None

	Marianne Rossi	None

	Catherine Nolan	None

Local Markets Fund	Peter J. Wilby	None

	Pablo Cisilino	None

	James E. Craige	None

	David A. Oliver	None

	Angus Halkett	None

	William Perry	None

Emerging Markets Corporate Debt Fund	Peter J. Wilby	None

	Pablo Cisilino	None

	James E. Craige	None

	David A. Oliver	None

	Angus Halkett	None

	William Perry	None